BUSINESS ACQUISITION (Tables) - Winvests Group Ltd [Member]	6 Months Ended
Jun. 30, 2022
Schedule of consideration paid

Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share	$1,980,000
Net liabilities assumed	40,978
Fair value of total consideration paid	$2,020,978

Schedule of net assets acquired and liabilities assumed

Cash and cash equivalents	$29,241
Other current assets	2,637
Total assets	$31,878

Accounts payable	$12,606
Due to related party	60,250
Total liabilities	$72,856
Net liabilities assumed	$40,978